Asset Retirement Obligation (Details) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Asset retirement obligations [Roll Forward]
Asset retirement obligation - beginning of year	$ 10,598,000	$ 4,474,000
Liability incurred	0	0
Liability settled	0	0
Incremental ARO	0	5,457,000
Accretion expense	843,000	396,000
Foreign exchange and other	250,000	271,000
Asset retirement obligation - end of year	11,691,000	10,598,000
Future Site Remediation Cost Letters of Credit [Member]
Debt Instrument [Line Items]
Letter of credit pledged for future site remediation costs	$ 15,500,000	$ 15,100,000